Other Reserves - Summary of Other Reserves Attributable to Royal Dutch Shell Plc Shareholders (Paranthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Reclassification between other reserves and retained earnings related to unwinding of expired share options	$ 503
Other Reserves [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Impact of adoption of IFRS 2	172
Retained Earnings [Member]
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Impact of adoption of IFRS 2	$ 125